Inventories (Details) - Schedule of Inventories	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Schedule of Inventories [Abstract]
Spare parts and other materials	$ 3,569,211		$ 3,803,085
Work-in-progress	37,350,003		18,889,076
Inventories, net	$ 40,919,214	$ 5,226,420	$ 22,692,161